Equity and Equity-Linked Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7 — Equity and Equity-Linked Securities

We issued 14,161,878 shares of Common stock during the three months ended March 31, 2014. The following table lists the sources of and the net proceeds from those issuances:

Source	# of Shares	Total Net Proceeds
Sale of shares pursuant to private offering	3,846,154	$1,911,695
Sale of shares pursuant to February 2013 equity purchase agreement	3,750,000	$1,754,565
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	43,865	$—
Issuance of shares for conversion of 4% Convertible Notes	540,000	$—
Issuance of shares for conversion of 10% Convertible Notes	5,981,859	$—
Totals	14,161,878	$3,666,260
Lincoln Park Transaction

On February 18, 2013, we entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the Purchase Agreement, we have the right to sell to and Lincoln Park is obligated to purchase up to $15 million in shares of our common stock, subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement is declared effective by the SEC and a final prospectus in connection therewith is filed. We may direct Lincoln Park every other business day, at our sole discretion and subject to certain conditions, to purchase up to 150,000 shares of common stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the common stock. In addition, we may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the common stock is not below $1.00 per share. The purchase price of shares of common stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the common stock closing price is less than the floor price of $0.45 per share, subject to adjustment. Our sales of shares of common stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the common stock.

In connection with the Purchase Agreement, we issued to Lincoln Park 375,000 shares of common stock and are required to issue up to 375,000 additional shares of common stock pro rata as we require Lincoln Park to purchase shares under the Purchase Agreement over the term of the agreement.

Common Stock and Warrant Registered Offering

On February 19, 2013, we entered into securities purchase agreements with certain institutional accredited investors, including certain current shareholders of the Company, to raise gross proceeds of $5,000,000, before fees and other offering expenses, in a registered offering. We issued to the investors units consisting, in the aggregate, of 9,090,911 shares of our common stock and five-year warrants to purchase 6,363,638 shares of common stock. The purchase price paid by investors was $0.55 for each unit. Each warrant is immediately exercisable at $0.75 per share on or after February 22, 2013 and is subject to transfer restrictions, including among others, compliance with the state securities laws. The closing of the offering took place on February 22, 2013. Proceeds from the transaction will be used for general corporate and working capital purposes. The warrants are classified in equity.

In connection with this offering, we paid cash fees to the agent in the amount of $350,000 and granted to the placement agent warrants to purchase 136,364 shares of our common stock. The warrants will have the same terms as the investor warrants in this offering, except that the exercise price will be 120% of the exercise price of the investor warrants and may also be exercised on a cashless basis. The warrants are classified in equity.

In connection with this offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development), an investor in the above referenced offering (“MVF”), in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires us to repurchase the MVF’s investment, at MVF’s option, upon certain events outside of our control; provided, however, that in the event that, at the time of either such event our securities are listed on a national securities exchange, the foregoing repurchase will not be triggered. The common shares issued to MVF are classified as “contingently redeemable common shares” in the accompanying condensed consolidated balance sheet. The value of the warrants and offering expenses allocable to the contingently redeemable common shares was not material.

Release of the Worden Security Interest in the Licensed Patents

On February 19, 2013, Charles E. Worden Sr., an individual holder of security interest in patents pursuant to the Substitute Royalty Agreement, dated November 4, 2001 (the “SRA”), executed an amendment to the SRA (the “SRA Amendment”) for the purposes of terminating and releasing the security interest and the reversionary interest under the terms of the SRA in exchange for the following consideration: (i) a one-time cash payment of $500,000 (to replace all future minimum monthly royalty payments), (ii) issuance of 250,000 shares of our common stock (the “Worden Shares”), and (iii) grant of the right to acquire up to 250,000 shares of our common stock pursuant to a seven-year warrant with the exercise price of $0.70 per share (the “Worden Warrant”). In addition, under the terms of the Amendment, Mr. Worden’s future annual royalty stream limitation was increased from $600,000 to $625,000. The exercise price and the number of shares issuable upon exercise of the Worden Warrant is subject to standard anti-dilution provisions. The Worden Warrants contain provisions that are customary for the instruments of this nature, including, among others, a cashless exercise provision. The warrants are classified as equity.

March 2014 Equity Placement

On March 31, 2014 we raised $2.0 million from the private placement of 3,846,154 shares of common stock (at a selling price of $0.52 per share) and five-year stock purchase warrants to purchase 2,884,615 shares of common stock at $0.52 per shares, to Anson Investments. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we are classifying the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $1.1 million. We will re-measure the warrants to fair value at each balance sheet date. Issuance costs, in the form of warrants and fees, were valued at approximately $136,000 and were recorded to additional paid-in-capital.

Stock-Based Awards

All equity-based compensation, consisting primarily of stock option awards, is estimated on the date of grant using the Black-Scholes-Merton option-pricing formula. The weighted-average assumptions used in the model are summarized in the following table:

	Three Months Ended March 31,
	2014	2013
Risk free rate	1.58%	0.85%
Expected years until exercise	6.3	6.0
Expected stock volatility	126%	134%
Dividend yield	—	—

For stock options, expected volatilities are based on historical volatility of our stock price. The expected years until exercise represents the period of time that options are expected to be outstanding and was estimated by using company historical information. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

During the three months ended March 31, 2014 we granted 222,500 stock options with exercises prices of $0.61 per share to employees, board members and a consultant under our 2013 Equity Incentive Plan. During the three months ended March 31, 2014, 331,065 stock options were forfeited by contract due to the termination of the underlying service arrangement.

Stock Purchase Warrants

We have the following warrants outstanding as of March 31, 2014:

Warrants outstanding at December 31, 2013	23,019,301
Warrants issued in connection with convertible bridge notes (February 2014)	232,964
Warrants issued in connection with 2014 equity placement (Anson)	2,884,615
Warrants issued in connection with 2014 Convertible Notes (Deerfield)	25,115,384
Warrants issued in connection with JP Nevada Trust Note amendment	750,000
Warrants issued in connection with 2014 Convertible Notes (agent)	1,474,615
Other warrants expired in 2014	(200,000)
Warrants outstanding at March 31, 2014	53,276,879

Note 17 — Capital Stock

The Company has several classes of stock as described below.

Common Stock

Common stock has a par value of $.0001 per share and is limited to a maximum of 200,000,000 shares. It is subordinate to Series A, B, C, and D Convertible Preferred stock and to all other classes and series of equity securities of the Company which by their terms rank senior to it, in the event of a liquidation, dissolution, or winding up of the Company or with regard to any other rights, privileges or preferences. Each share of Common stock represents the right to one vote. Holders of Common stock are entitled to receive dividends as may be declared by the Board of Directors, subject to the limitations in the terms of the Series A, B, C, and D Convertible Preferred stock described below.

Series A Convertible Preferred Stock

The Series A Convertible Preferred stock (the “Series A”) was redeemed in February 2012.

Series A stock has a par value of $.0001 per share and is limited to a maximum of 5,000,000 shares. It has a stated liquidation preference of $1.00 per share and preference over and rank senior to (i) Series B Convertible Preferred stock, (ii) Common stock, and (iii) all other classes and series of equity securities of the Company which by its terms do not rank senior to the Series A stock. The Series A stock contains a negative covenant prohibiting the Company from granting any security interest in the Company’s patents and/or future royalty streams (“Intellectual Property”). The holders of record of shares are entitled to receive cumulative dividends at the rate of 8% of the stated liquidation preference amount per share per annum, payable quarterly in arrears. These dividends are prior and in preference to any declaration or payment of any distribution on any outstanding shares of Common stock or any other equity securities of the Company ranking junior as to the payment of dividends. Dividends are to be paid in shares of Series A stock or, in the sole discretion of the Board of Directors, in cash. Each share of Series A stock shall entitle the holder thereof to vote on all matters voted on by holders of Common stock of the Company voting together as a single class with the other shares entitled to vote.

Each share of Series A stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share. The Company may redeem Series A stock for cash at a price per share equal to 104% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.

Series B Convertible Preferred Stock

The Series B Convertible Preferred stock (the “Series B”) was redeemed in February 2012.

Series B stock has a par value of $.0001 per share and is limited to a maximum of 5,000,000 shares. It has a stated liquidation preference of $1.00 per share, is subordinate to the Series A stock, and has preference over and ranks senior to (i) Common stock, and (ii) all other classes and series of equity securities of the Company which by its terms do not rank senior to the Series B stock. The Series B stock contains a negative covenant prohibiting the Company from granting any security interest in the Company’s Intellectual Property. The holders of record of shares are entitled to receive cumulative dividends at the rate of 8% of the stated liquidation preference amount per share per annum, payable quarterly in arrears. These dividends are prior and in preference to any declaration or payment of any distribution on any outstanding shares of Common stock or any other equity securities of the Company ranking junior as to the payment of dividends. Dividends are to be paid in shares of Series B stock or, in the sole discretion of the Board of Directors, in cash. Each share of Series B stock shall entitle the holder thereof to vote on all matters voted on by holders of Common stock of the Company voting together as a single class with the other shares entitled to vote.

Each share of Series B stock may be converted into Common stock at a conversion rate equal to 90% of the twenty-day average closing price of the Company’s Common stock, but in no case shall this price be less than $3.00 per share. The Company may redeem Series B stock for cash at a price per share equal to 103% of the liquidation preference amount plus all accrued but unpaid dividends, by providing proper notice of not less than 10 days nor more than 60 days prior to a redemption date set by the Company.

Series D Convertible Preferred Stock

The 10% Series D Convertible Preferred stock (the “Series D”) was converted into Common stock in February 2012.

The Company’s Board designated 2,000,000 shares of the preferred stock as the Series D stock with a stated value of $1,000 per share. The Series D stock earned cumulative dividends at the rate of 10% per annum, payable quarterly in cash in arrears on January 15, April 15, July 15 and October 15, beginning on July 15, 2010, or, in the Company’s sole discretion, in shares of Common stock valued at the 5-day volume weighted average price ending 3 days immediately preceding the dividend due date, but in no case at a price less than $0.40 per share. The Series D stock was convertible, at the holder’s option, into shares of Common stock at a conversion price equal to $0.4392. Upon any liquidation, dissolution or winding-up of our company, whether voluntary or involuntary, the holders were entitled to receive out of the Company’s assets an amount equal to the stated value, plus any accrued and unpaid dividends thereon and any other fees then due and owing thereon, for each share of Series D stock before any distribution or payment is made to the holders of any junior securities. The holders of the Series D stock could vote their shares on a “one share one vote” basis. At any time after the third anniversary of the issuance date, the Company could redeem some or all of the then outstanding Series D stock, for cash equal to 100% of the aggregate stated value and accrued but unpaid dividends. The Series D stock also provided that with limited exceptions as discussed below, in no event would the Company effect any conversion of the Series D stock and the holder of the Series D stock would not have the right to convert the Series D stock, to the extent that such conversion would result in beneficial ownership by the holder of the Series D stock and its affiliates in excess of 9.99% of the then outstanding shares of Common stock (after taking into account the shares to be issued to the holder upon such conversion). The Series D stock holder could decrease the foregoing threshold upon 61 days’ notice of such decrease to us. The Series D stock was not listed on any securities exchange or automated quotation system.

Warrants and Options

The Company had the following outstanding warrants and options at December 31:

	# Outstanding
Equity Instrument	December 31, 2013	December 31, 2012
Fitch/Coleman Warrants (1)	975,000	975,000
August 2009 Warrants (2)	1,070,916	1,070,916
April 2010 Warrants (3)	1,295,138	1,295,138
October 2010 Warrants (4)	1,488,839	1,488,839
Guarantor 2011 Warrants (5)	916,665	916,665
February 2012 Inducement Warrants (6)	1,180,547	1,180,547
February 2012 Aldagen Warrants (7)	2,115,596	2,115,596
February 2013 MidCap Warrants (8)	1,079,137	—
February 2013 Subordination Warrants (9)	800,000	—
February 2013 Worden Warrants (10)	250,000	—
February 2013 RDO Warrants (11)	6,363,638	—
February 2013 PA Warrants (12)	136,364	—
December 2013 Note Warrants (13)	5,047,461	—
Other warrants (14)	300,000	200,000
Options issued under the 2002 Long-Term Incentive Plan (15)	8,510,816	7,866,953
Options issued under the 2013 Equity Incentive Plan (16)	10,000	—

(1)
These warrants were issued in connection with the August 2, 2007 Term Sheet Agreement and Shareholders’ Agreement with the Company’s outside patent counsel, Fitch Even Tabin & Flannery and The Coleman Law Firm, and have a 7.5 year term. The strike prices on the warrants are: 325,000 at $1.25 (Group A); 325,000 at $1.50 (Group B); and 325,000 at $1.75 (Group C). The Company may call up to 100% of these warrants, provided that the closing stock price is at or above the following call prices for ten consecutive trading days: Group A — $4/share; Group B — $5/share; Group C — $6/share. If the Company exercises its right to call, it shall provide at least 45 days notice for one-half of the warrants subject to the call and at least 90 days notice for the remainder of the warrants subject to the call.

(2)
These warrants were issued in connection with the August 2009 financing, are voluntarily exercisable at $0.51 per share and expire in February 2014. These amounts reflect adjustments for an additional 420,896 warrants due to anti-dilutive provisions. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(3)	These warrants were issued in connection with the April 2010 Series D preferred stock offering, are voluntarily exercisable at $0.54 per share and expire on April 9, 2015.

(4)
These warrants were issued in connection with the October 2010 financing. They have an exercise price of $0.60 and expire on April 7, 2016. These warrants were previously accounted for as a derivative liability through January 28, 2011. At that time, they were modified to remove non-standard anti-dilution clauses and the associated derivative liability and related deferred financing costs were reclassified to APIC.

(5)
These warrants were issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note issued in April 2011. These warrants have an exercise price of $0.50 per share and expire on April 28, 2016.

(6)
These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(7)
These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.

(8)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share and expire on February 19, 2020.

(9)
These warrants were issued in connection with the February 2013 financing, have an exercise price of $0.70 per share, and expire on February 19, 2018. They are only exercisable if the JPNT Note remains outstanding on or after 04-28-2015 (50% of total) and 04-15-2016 (remainder).

(10)	These warrants were issued in connection with the February 2013 financing. They are voluntarily exercisable, have an exercise price of $0.70 per share, and expire on February 19, 2020.

(11)
These warrants were issued in connection with the February 2013 registered direct offering. They are voluntarily exercisable, have an exercise price of $0.75 per share, and expire on February 22, 2018.

(12)
These warrants were issued to the placement agent in connection with the February 2013 registered direct offering. They are exercisable on or after August 21, 2013, have an exercise price of $0.66 per share, and expire on February 22, 2018.

(13)	These warrants were issued in connection with the December 2013 debt financing. They are voluntarily exercisable, have an exercise price of $0.68 per share, and expire on December 8, 2018.

(14)
These warrants were issued to consultants and other professional service providers in exchange for services provided. A warrant for 200,000 Common shares has an exercise price of $1.50, expires on February 24, 2014, and is vested and voluntarily exercisable. A warrant for 100,000 Common shares has an exercise price of $0.37, expires on October 15, 2015, and is voluntarily exercisable upon vesting (50% vested as of December 31, 2013 and 100% vested by February 15, 2014). There is no call provision associated with either of these warrants.

(15)	These options were issued under the Company’s 2002 Long-Term Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these options.

(16)	These options were issued under the Company’s 2013 Equity Incentive Plan approved by shareholders. See Note 17 for a full discussion regarding these optin. Activity

The Company issued 13,356,469 shares of Common stock during 2013. The following table lists the sources of and the net proceeds from those issuances:

Source	# of Shares	Net Proceeds
Sale of shares pursuant to registered direct offering	9,090,911	$4,557,188
Sale of shares pursuant to October 2010 equity purchase agreement	450,000	$303,000
Sale of shares pursuant to February 2013 equity purchase agreement	1,500,000	$601,944
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement	390,261	$—
Issuance of shares for conversion of 4% Convertible Notes	1,600,219	$—
Issuance of shares for release of security interest in patents	250,000	$—
Issuance of shares to Class 4A Equity shareholder pursuant to June 2002 Reorganization Plan	27,000	$—
Issuance of shares in lieu of cash for consultants	37,500	$—
Other	10,578	$—
Totals	13,356,469	$5,462,132

The Company issued 38,272,094 shares of Common stock during 2012. The following table lists the sources of and the proceeds from those issuances:

Source	# of Shares	Total Proceeds
Conversion of Series D Convertible Preferred shares	7,460,350	$—
Inducement to remaining shareholders of Series D Convertible Preferred stock to convert all outstanding shares	330,000	$—
Conversion of Series E Convertible Preferred shares	13,399,986	$—
Exercise of August 2008 warrants	584,672	$584,672
Exercise of August 2009 warrants	418,968	$213,674
Exercise of April 2010 warrants	2,833,493	$1,521,028
Exercise of Guarantor 2010 warrants	1,333,334	$715,734
Exercise of October 2010 warrants	375,000	$225,000
Exercise of Guarantor 2011 warrants	1,583,335	$791,667
Exercise of options issued under the Long-Term Incentive Plan	35,602	$15,185
Common stock issued in lieu of cash for dividend payable on Series D Convertible Preferred shares	76,461	$—
Partial conversion of 4% Convertible Notes	1,062,500	$—
Sale of shares pursuant to private offering	4,231,192	$5,000,000
Sale of shares pursuant to October 2010 equity purchase agreement	4,350,000	$4,493,902
Common stock issued in lieu of cash for fees incurred pursuant to October 2010 equity purchase agreement	179,701	$—
Common stock issued in lieu of cash for consultant	17,500	$—
Totals	38,272,094	$13,560,862

The Company has used the cash proceeds from these 2013 and 2012 issuances for general corporate and research and development purposes. The issuance of shares of the Company’s securities were either registered under the Securities Act or made in reliance on the private offering exemptions contained in Section 4(2) of the Securities Act and regulations promulgated thereunder, and in reliance on similar exemptions under applicable state laws as a transaction not involving a public offering. None of these transactions involved any underwriters, underwriting discounts or commissions.

Lincoln Park Transaction

On February 18, 2013, Cytomedix entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $15 million in shares of the Company’s Common stock (“Common Stock”), subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement, which the Company agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed. The Company may direct Lincoln Park every other business day, at its sole discretion and subject to certain conditions, to purchase up to 150,000 shares of Common Stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the Common Stock. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below $1.00 per share. The purchase price of shares of Common Stock related to the future funding will be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event will shares be sold to Lincoln Park on a day the Common Stock closing price is less than the floor price of $0.45 per share, subject to adjustment. The Company’s sales of shares of Common Stock to Lincoln Park under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the Common Stock.

In connection with the Purchase Agreement, the Company issued to Lincoln Park 375,000 shares of Common Stock and is required to issue up to 375,000 additional shares of Common Stock pro rata as the Company requires Lincoln Park to purchase the Company’s shares under the Purchase Agreement over the term of the agreement. Lincoln Park represented to the Company, among other things, that it was an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty. Actual sales of shares of Common Stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations. There are no trading volume requirements or restrictions under the Purchase Agreement. Lincoln Park has no right to require any sales by the Company, but is obligated to make purchases from the Company as it directs in accordance with the Purchase Agreement. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares.

Common Stock and Warrant Registered Offering

On February 19, 2013, the Company entered into securities purchase agreements with certain institutional accredited investors, including certain current shareholders of the Company, to raise gross proceeds of $5,000,000, before placement agent’s fees and other offering expenses, in a registered offering. The Company will issue to the investors units of the Company’s securities consisting, in the aggregate, of 9,090,911 shares of the Company’s Common stock and five-year warrants to purchase 6,363,638 shares of Common stock. The purchase price paid by investors was $0.55 for each unit. Each warrant is immediately exercisable at $0.75 per share on or after February 22, 2013 and is subject to transfer restrictions, including among others, compliance with the state securities laws. The closing of the offering took place on February 22, 2013. Proceeds from the transaction will be used for general corporate and working capital purposes. The warrants are classified in equity.

Pursuant to the terms of the Placement Agent Agreement, the Company has agreed to pay an aggregate cash fee in the amount of $350,000 (the “Placement Fee”). The Company has also agreed to reimburse up to $52,000 for expenses incurred by the placement agent in connection with the offering. In addition, the Company granted to the placement agent warrants to purchase 136,364 shares of our Common stock. The warrants will have the same terms as the investor warrants in this offering, except that the exercise price will be 120% of the exercise price of the investor warrants and may also be exercised on a cashless basis.

The offering was made pursuant to a shelf registration statement on Form S-3 (SEC File No. 333-183704, the base prospectus originally filed with the SEC on August 31, 2012, as subsequently amended and as supplemented by a prospectus supplement filed with the Securities and Exchange Commission on February 20, 2013).

The securities purchase agreements contain representations, covenants and other provisions customary for the agreements of this nature. In addition, such agreements provide for certain “piggy-back” registrations rights with respect to the Company’s securities (including shares to be issued upon warrant exercises) purchased in the offering by investors that are affiliates of the Company, such that the Company agreed, to the extent such affiliate investors are not able to resell such securities without restriction, to include such securities in its future registration statements, subject to applicable limitations. Also, to the extent that such securities have been not registered at the time the Company is required to file a registration statement in connection with the final milestone event relating to the February 2012 Aldagen acquisition, the affiliate investors will have the right to include such securities in such registration statement.

In connection with this offering, the Company and the Maryland Venture Fund (Maryland Department of Business and Economic Development), an investor in the above referenced offering (“MVF”), in compliance with MVF’s investment policies, agreed to execute a certain Stock Repurchase Agreement which requires the Company to repurchase the MVF’s investment, at MVF’s option, upon certain events outside of the Company’s control; provided, however, that in the event that, at the time of either such event the Company’s securities are listed on a national securities exchange, the foregoing repurchase will not be triggered. The Common shares issued to MVF are classified as “contingently redeemable Common shares” in the accompanying condensed consolidated balance sheet. The value of the warrants and offering expenses allocable to the contingently redeemable Common shares was not material.

Release of the Worden Security Interest in the Licensed Patents

On February 19, 2013, the Company and Charles E. Worden Sr., an individual holder of security interest in patents pursuant to the Substitute Royalty Agreement, dated November 4, 2001 (the “SRA”), executed an Amendment to the SRA (the “SRA Amendment”) for the purposes of terminating and releasing the security interest and the reversionary interest under the terms of the SRA in exchange for the following consideration: (i) a one-time cash payment of $500,000 (to replace all future minimum monthly royalty payments), (ii) issuance of 250,000 shares of the Company’s Common stock (the “Worden Shares”), and (iii) grant of the right to acquire up to 250,000 shares of the Company’s Common stock pursuant to a seven-year warrant with the exercise price of $0.70 per share (the “Worden Warrant”). In addition, under the terms of the Amendment, Mr. Worden’s future annual royalty stream limitation was increased from $600,000 to $625,000. The exercise price and the number of shares issuable upon exercise of the Worden Warrant is subject to standard anti-dilution provisions. The Worden Warrants contain provisions that are customary for the instruments of this nature, including, among others, a cashless exercise provision. The warrants are classified as equity.

Mr. Worden is an “accredited investor” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act), and the Company therefore sold the Worden Shares and the Worden Warrant in reliance upon an exemption from registration contained in Section 4(2) under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JP Nevada Trust Note Amendment

On February 19, 2013, the Company and its wholly-owned subsidiary, Cytomedix Acquisition Company, LLC, the holder of the April 28, 2011 $2.1 million secured promissory note (the “JP Trust Note”), JP’s Nevada Trust (the “Lender”), agreed, in consideration for subordination of its security interest under the JP Trust Note to that of MidCap pursuant to the terms of the Subordination Agreement, to amend the JP Trust Note to (i) extend the maturity date of such note to November 19, 2016 and (ii) expand the Lender’s second lien security interest under the Note to include the assets of the Company and Aldagen, Inc., the Company’s wholly-owned subsidiary, in addition to the previously secured assets of Cytomedix Acquisition Company, LLC. The parties also agreed to amend the vesting schedule on the Lender’s warrants issued by the Company in April 2011 such that the remaining 250,000 warrant shares are exercisable immediately. Finally, the Company agreed to issue the Lender a new warrant to purchase up to 266,666 shares at an exercise price of $0.70 per share vesting as follows: (i) 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 133,333 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance.

As disclosed in the Company’s Current Report on Form 8-K relating to the original issuance of the JP Trust Note, the Company’s payment obligations with respect to $1.4 million under the JP Trust Note were guaranteed by certain insiders, affiliates, and shareholders of the Company, including David E. Jorden, Chairman of the Board of the Company (the “Guarantors”). In light of the foregoing changes to the Lender’s warrant vesting schedule and issuance of new warrants the Lender, as described above, the disinterested members of the Board also: (i) reviewed and approved amendments to the warrant vesting schedule on the Guarantors’ warrants (including those held by Mr. Jorden) issued by the Company in April 2011 such that the remaining 500,000 warrant shares are exercisable immediately and (ii) granted the right to the Guarantors to acquire up to 533,334 shares of the Company’s Common stock pursuant to warrants at the exercise price of $0.70 per share, vesting as follows: (i) 266,667 warrant shares may be exercised only if the JP Trust Note has not been prepaid by the fourth anniversary of its issuance, and (ii) the remaining 266,667 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance (including 107,143 of the previously issued warrants held by Mr. Jorden, which will now vest immediately, and (i) 57,143 of his warrant shares may be exercised only if the JP Trust Note has not been paid by the fourth anniversary of its issuance, and (ii) the remaining 57,143 shares may be exercised only if the JP Trust Note has not been paid by the fifth anniversary of its issuance).

The warrant was sold in a transaction exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof. The Lender and each of the Guarantors are “accredited investors” (as such term is defined in Rule 501(a) of Regulation D under the Securities Act), and the Company sold the securities in reliance upon an exemption from registration contained in Section 4(2) and Rule 506 under the Securities Act. The securities sold may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

JMJ Financial Note Amendment and Subordination

On February 19, 2013, the Company and JMJ Financial (“JMJ”), the holder of certain convertible promissory notes issued by the Company (together, the “JMJ Notes”), agreed, in consideration of the subordination of JMJ’s rights and remedies under the JMJ Note to that of MidCap pursuant to the terms of the certain Subordination Agreement (the “JMJ Subordination Agreement”), to amend the JMJ Notes to extend the maturity date of the JMJ Notes to the later of (i) three years from the effective date of such notes or (ii) the date that is one business day following the date the MidCap loan is paid in full. In addition, JMJ converted $100,000 of the outstanding balance on one of the JMJ Notes into shares of the Company’s Common stock and the Company remitted a payment in the amount of $370,000 to partially satisfy one of the JMJ Notes.

Other

In 2013, the Company granted 1,038,000 options to purchase the Company’s Common stock with exercise prices ranging from $0.45 to $0.53 under the 2002 LTIP and 2013 EIP (see Note 18).

During the year ended December 31, 2013, 384,137 stock options expired or were forfeited by contract due to the termination of the underlying service arrangement.

In 2012, the Company granted 2,271,500 options to purchase the Company’s Common stock with exercise prices ranging from $0.72 to $2.28 under the LTIP (see Note 18).

During the year ended December 31, 2012, 804,649 stock options and compensatory warrants expired or were forfeited by contract due to the termination of the underlying service arrangement.

On January 17, 2012, pursuant to the terms of the Certificate of Designation, the Company paid a dividend on its Series D Preferred stock in the form of shares of its Common stock. The total dividend paid to all Series D Preferred stock holders was 76,461 Common shares.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company sold 4,231,192 shares of Common stock at a purchase price of $1.18 per share for an aggregate amount of $5 million to certain owners of Aldagen. The shares were sold in transactions exempt from registration under the Securities Act of 1933, in reliance on Section 4(2) thereof and Rule 506 of Regulation D thereunder. Each purchaser represented that it was an “accredited investor” as defined in Regulation D.

On February 8, 2012, in connection with the acquisition of Aldagen, Series D convertible preferred stockholders converted their preferred stock into 7,460,350 shares of Common stock. In order to induce such conversion the Company issued an aggregate of 330,000 additional shares of Common stock to these shareholders.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company issued 135,398 shares of its newly designated Series E convertible preferred stock. These shares automatically converted into 13,539,816 shares of Common stock upon shareholder approval of an increase in the Company’s authorized Common stock at a special shareholders’ meeting held on May 18, 2012. In July 2012, Aldagen’s former investors agreed to release 139,830 Common shares held in escrow to offset their liability for excess transaction expenses incurred by the Company in its acquisition of Aldagen.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company executed warrant exercise agreements with various existing Cytomedix warrant holders. These agreements obligated the warrant holders to exercise approximately $2.8 million worth of warrants, representing 5,288,256 shares, no later than June 30, 2012. As of June 30, 2012, these warrant exercise agreements had been fulfilled. The Company issued 1,180,547 of new warrants to the shareholders as an inducement for their commitment. The new warrants have an exercise price of $1.42 per share and expire December 31, 2014. Of these warrants, 30% vested upon issuance and 70% will vest only upon the achievement of certain clinical milestones defined in the exchange and purchase agreement related to the Aldagen acquisition.

On February 8, 2012, in connection with the acquisition of Aldagen, the Company issued 2,115,596 warrants to existing Aldagen warrant holders in exchange for then existing Aldagen warrants. The new warrants have an exercise price of $1.42 per share and expire December 31, 2014. Of these warrants, 30% vested upon issuance and 70% will vest only upon the achievement of certain clinical milestones defined in the exchange and purchase agreement related to the Aldagen acquisition.

On February 13, 2012, the Company redeemed all of the then outstanding Series A and B convertible preferred stock for an aggregate amount of approximately $170,000 and satisfied all accrued, but unpaid, dividends on said stock in the aggregate amount of approximately $37,000.

No dividends were declared or paid on the Company’s Common stock in 2013 and 2012.

At December 31, 2013 and 2012, there were no amounts accrued for dividends payable.